Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Statement of Operations Information
Investment (losses) and gains			$ (8.1)							$ 2.3	$ (7.8)	$ (7.7)		$ 2.5
Derivative financial instruments (losses) and gains	(25.5)		(43.0)							(11.3)	(86.8)	(91.4)	58.2	(58.3)
Divestitures, net	2.3									2.3			57.4	18.7
Non-operating foreign currency gains (losses)	(13.0)		(0.9)							(14.2)	11.8	4.8	5.3	21.2
Other													3.2
Other income (expense)	(36.2)	(11.5)	(52.0)	(22.6)	(8.2)	56.4	95.4	(1.4)	(26.3)	(20.9)	(82.8)	(94.3)	124.1	(15.9)
Accounts receivable:
Customers		1,713.8				1,682.8						1,713.8	1,682.8
Due from unconsolidated merchant alliances		37.0				36.8						37.0	36.8
Leasing receivables		99.8				93.1						99.8	93.1
Interest and other receivables		30.4				54.0						30.4	54.0
Accounts receivable, gross		1,881.0				1,866.7						1,881.0	1,866.7
Less allowance for doubtful accounts-other receivables		(29.9)				(14.2)						(29.9)	(14.2)
Less allowance for doubtful accounts-leasing receivables		(3.4)				(3.9)						(3.4)	(3.9)
Accounts receivable, net	1,632.3	1,847.7				1,848.6				1,632.3		1,847.7	1,848.6
Other current assets:
Prepaid expenses		92.0				113.5						92.0	113.5
Inventory		72.2				89.3						72.2	89.3
Deferred and other income tax assets		78.3				120.1						78.3	120.1
Derivative financial instruments		11.1										11.1
Total other current assets	351.7	253.6				322.9				351.7		253.6	322.9
Property and equipment
Property and equipment, gross		1,880.1				1,778.8						1,880.1	1,778.8
Less accumulated depreciation	(1,100.4)	(1,024.3)				(842.9)				(1,100.4)		(1,024.3)	(842.9)
Property and equipment, net	866.9	855.8				935.9				866.9		855.8	935.9
Other long-term assets:
Accounts receivable, net of allowance for doubtful accounts of $2.1(2012)		180.7				160.3						180.7	160.3
Accounts receivable, allowance for doubtful accounts		2.1										2.1
Leasing Receivables, net of allowance for doubtful accounts of $10.6 (2012) and $10.3 (2011)		277.7				257.6						277.7	257.6
Leasing Receivables, allowance for doubtful accounts		10.6				10.3						10.6	10.3
Investments		13.9				24.2						13.9	24.2
Regulatory and escrowed cash		5.1				13.9						5.1	13.9
Derivative financial instruments		89.8				76.3						89.8	76.3
Deferred financing costs, net of amortization		218.2				269.8						218.2	269.8
Deferred income tax assets		10.4				10.5						10.4	10.5
Pension assets						13.7							13.7
Other		29.2				17.8						29.2	17.8
Total other long-term assets	813.7	825.0				844.1				813.7		825.0	844.1
Other current liabilities:
Accrued interest expense		496.0				439.5						496.0	439.5
Other accrued expenses		554.8				537.5						554.8	537.5
Compensation and benefit liabilities		307.2				284.6						307.2	284.6
Derivative financial instruments		0.3				156.7						0.3	156.7
Due to unconsolidated merchant alliances		8.7				6.9						8.7	6.9
Other		233.6				217.9						233.6	217.9
Total other current liabilities	1,371.1	1,600.6				1,643.1				1,371.1		1,600.6	1,643.1
Other long-term liabilities:
Pension obligations		103.3				91.1						103.3	91.1
Derivative financial instruments		171.8				39.7						171.8	39.7
Income taxes payable		353.0				475.6						353.0	475.6
Other		193.8				157.2						193.8	157.2
Total other long-term liabilities	786.1	821.9				763.6				786.1		821.9	763.6
Land
Property and equipment
Property and equipment, gross		88.6				95.8						88.6	95.8
Buildings
Property and equipment
Property and equipment, gross		319.4				322.2						319.4	322.2
Leasehold improvements
Property and equipment
Property and equipment, gross		51.9				56.1						51.9	56.1
Equipment and furniture
Property and equipment
Property and equipment, gross		1,103.4				1,026.2						1,103.4	1,026.2
Equipment under capital lease
Property and equipment
Property and equipment, gross		$ 316.8				$ 278.5						$ 316.8	$ 278.5